Non-controlling interests - Group’s NCI relates (Details) - ZAR (R) R in Millions	Jun. 29, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Net assets		R 81,345	R 70,716	R 31,138	R 24,724
NCI of Platinum Mile
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	8.30%
Payments to acquire non-controlling interest	R 128
Non- controlling interests
Disclosure of subsidiaries [line items]
Net assets		1,408	2,236	1,468	R 936
Non- controlling interests | NCI of DRDGOLD
Disclosure of subsidiaries [line items]
Net assets		1,395	1,224	1,135
Non- controlling interests | NCI of Platinum Mile
Disclosure of subsidiaries [line items]
Net assets		0	37	21
Non- controlling interests | NCI of Group Technical Security Management
Disclosure of subsidiaries [line items]
Net assets		5	5	6
Non- controlling interests | Marikana
Disclosure of subsidiaries [line items]
Net assets		R 8	R 970	R 306